Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 527,000.00
Previously Paid Amount	0.00
Total Fee Amount	80.68
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 80.68
Narrative - Max Aggregate Offering Price	$ 527,000.00
Final Prospectus	true